2005 Market Street Suite 2600 Philadelphia, PA 19103 T: 215.564.8000

Kenneth L Greenberg

Partner

kgreenberg@stradley.com

215.564.8149

November 6, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-9303

Attention:	Kim McManus, Esq.

Re:	Northern Funds (the “Registrant”)
File No. 333-299152

Dear Ms. McManus:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the information statement/prospectus dated November 4, 2026 and the statement of additional information dated November 4, 2026 that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on November 4, 2026 (Accession No. 0001193125-26-447158).

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149.

Respectfully submitted,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

cc:	Jose J. Del Real
Kevin O’Rourke
Michael D. Mabry

Stradley Ronon Stevens & Young, LLP | stradley.com

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